Income and Expenses Relating to Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 3,452	¥ 3,239	¥ 2,744
Reinsurance premiums	¥ (4,937)	¥ (4,891)	¥ (4,498)